Intangible Assets - Schedule of Estimated Amortization Expense of Intangible Assets (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 248,192
2026	245,333
2027	161,492
2028	58,564
2029	$ 45,116